Submission	Sep. 08, 2026
Submission [Line Items]
Central Index Key	0002124472
Registrant Name	Orion180 Insurance Group Inc.
Registration File Number	333-298453
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES